Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory
Total inventory	$ 3,598	$ 3,304
Lubricating oil
Inventory
Total inventory	$ 3,598	$ 3,304